CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

	Average yield	December 31,	December 31,
	p.a. %	2020	2019
Cash and banks	0.41	6,212,318	2,464,097

Cash equivalents
Local currency
Fixed-term deposits (1)	70.45 of CDI	115,032	630,075

Foreign currency
Fixed-term deposits (1)	0.43	507,707	154,955
		6,835,057	3,249,127
1)	Refers to Time Deposit and Sweep Account applications, maturing up to 90 days.